UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09941

                             Ambassador Funds
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               (Exact name of registrant as specified in charter)

                             500 Griswold Street, Suite 2800
                             Detroit, MI 48226
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               (Address of principal executive offices) (Zip Code)

			      Brian T. Jeffries
                              Ambassador Capital Management, LLC
                              500 Griswold Street, Suite 2800
                              Detroit, MI 48226
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  313-961-3111
                                                           --------------

                     Date of fiscal year end: July 31
                                              --------------

                     Date of reporting period: October 31, 2006
                                               ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS






AMBASSADOR MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2006





SECURITY DESCRIPTION                                                                         VALUE ($)


U.S. GOVERNMENT AGENCY - 3.5%
PRINCIPAL AMOUNT

3,815,000   Federal Home Loan Bank 3.875%, 12/20/06                                         $3,806,913
2,000,000   Federal Home Loan Bank 4.040%, 11/13/06                                          1,999,029

3,000,000   Federal Home Loan Mortgage Corp. 5.300%, 12/05/06                                2,984,984
3,500,000   Federal Home Loan Mortgage Corp. 5.300% 01/19/07                                 3,459,293

4,000,000   Federal National Mortgage Association 7.125%, 03/15/07                           4,023,754

                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCY                                                                16,273,973
  (COST $16,273,973)(a)


CERTIFICATES OF DEPOSIT - 2.2% (c)
PRINCIPAL AMOUNT

4,000,000   Flagstar Bank 5.370%, 01/16/07                                                   4,000,000
2,000,000   Huntington National Bank 5.450%, 01/03/07                                        2,000,000
2,000,000   Mercantile Bank 5.350%, 01/24/07                                                 2,000,000
2,000,000   The Private Bank 5.400%, 01/03/07                                                2,000,000

                                                                                        --------------
TOTAL CERTIFICATES OF DEPOSIT                                                               10,000,000
  (COST $10,000,000)(a)


COMMERCIAL PAPER - 94.7%*
PRINCIPAL AMOUNT

Agricultural Operations - 2.2%
10,000,000   Cargill, Inc. 5.240%, 11/02/06                                                  9,998,544


Automotive - 0.9%
 4,080,000   Dollar Thrifty Funding 5.260%, 11/02/06                                         4,079,404


Banking-U.S. - 14.4%
 3,000,000   Falcon Asset Securitization Corp. (b), 5.250%, 11/08/06                         2,996,932
 5,000,000   Falcon Asset Securitization Corp. (b), 5.250%, 12/12/06                         4,970,104
 4,000,000   Falcon Asset Securitization Corp. (b), 5.250%, 11/17/06                         3,990,667
 4,000,000   Falcon Asset Securitization Corp. (b), 5.260%, 11/13/06                         3,992,987
 4,000,000   Fountain Square Commercial Funding Corp. (b), 5.270%, 11/16/06                  3,991,217
 3,173,000   Fountain Square Commercial Funding Corp. (b), 5.270%, 11/30/06                  3,159,530
 3,000,000   Fountain Square Commercial Funding Corp. (b), 5.250%, 12/22/06                  2,977,687
 8,319,000   Fountain Square Commercial Funding Corp. (b), 5.280%, 11/10/06                  8,308,019
10,000,000   Kitty Hawk Funding Corp. (b), 5.250%, 11/07/06                                  9,991,250
 3,000,000   Kitty Hawk Funding Corp. (b), 5.260%, 11/17/06                                  2,992,987
 3,620,000   Three Pillars Funding (b), 5.260%, 11/01/06                                     3,620,000
 5,500,000   Three Rivers Funding Corp. (b), 5.260%, 11/15/06                                5,488,749
 1,343,000   Three Rivers Funding Corp. (b), 5.250%, 11/22/06                                1,338,887
 5,970,000   Three Rivers Funding Corp. (b), 5.260%, 11/08/06                                5,963,894
 3,000,000   Yorktown Capital LLC (b), 5.260%, 11/08/06                                      2,996,932
                                                                                        --------------
                                                                                            66,779,842

Banking-Foreign-Asian - 4.1%
 6,256,000   Bryant Park Funding LLC (b), 5.260%, 11/16/06                                   6,242,289
 3,000,000   Bryant Park Funding LLC (b), 5.260%, 11/06/06                                   2,997,808
 5,000,000   Bryant Park Funding LLC (b), 5.270%, 11/27/06                                   4,980,969
 5,000,000   Bryant Park Funding LLC (b), 5.260%, 11/01/06                                   5,000,000
                                                                                        --------------
                                                                                            19,221,066

Banking-Foreign-Canadian - 9.9%
 3,000,000   Fairway Finance Corp. (b), 5.260%, 11/20/06                                     2,991,672
13,903,000   Fairway Finance Corp. (b), 5.270%, 11/21/06                                    13,862,295
 7,000,000   Fairway Finance Corp. (b), 5.260%, 11/22/06                                     6,978,522
 4,233,000   Liberty Street Funding Co. (b), 5.270%, 11/06/06                                4,229,902
 5,000,000   Liberty Street Funding Co. (b), 5.260%, 11/02/06                                4,999,270
 4,500,000   Old Line Funding Corp. (b), 5.250%, 11/21/06                                    4,486,875
 5,000,000   Old Line Funding Corp. (b), 5.260%, 11/09/06                                    4,994,156
 3,321,000   Old Line Funding Corp. (b), 5.250%, 11/15/06                                    3,314,220
                                                                                        --------------
                                                                                            45,856,912

Banking-Foreign-Denmark - 1.5%
 4,000,000   Danske Corp. 5.200%, 04/10/07                                                   3,907,556
 3,200,000   Danske Corp. 5.240%, 11/20/06                                                   3,191,150
                                                                                        --------------
                                                                                             7,098,706

Banking-Foreign-French - 7.3%
 3,528,000   Barton Capital Corp. (b), 5.250%, 11/14/06                                      3,521,311
 5,736,000   Barton Capital Corp. (b), 5.260%, 11/08/06                                      5,730,133
 3,252,000   Barton Capital Corp. (b), 5.250%, 11/03/06                                      3,251,051
 3,000,000   Barton Capital Corp. (b), 5.250%, 11/02/06                                      2,999,562
 5,000,000   Barton Capital Corp. (b), 5.250%, 11/07/06                                      4,995,625
 3,743,000   Starbird Funding Corp. (b), 5.260%, 11/03/06                                    3,741,906
 9,750,000   Starbird Funding Corp. (b), 5.280%, 11/13/06                                    9,732,840
                                                                                        --------------
                                                                                            33,972,428

Banking-Foreign-German - 9.4%
 5,000,000   Beethoven Funding Corp. (b), 5.260%, 11/10/06                                   4,993,425
 3,190,000   Beethoven Funding Corp. (b), 5.270%, 11/21/06                                   3,180,660
13,785,000   Beethoven Funding Corp. (b), 5.320%, 11/01/06                                  13,785,000
 8,000,000   Giro Balanced Funding Corp. (b), 5.270%, 11/06/06                               7,994,139
 5,000,000   Giro Balanced Funding Corp. (b), 5.260%, 11/13/06                               4,991,233
 2,951,000   Giro Balanced Funding Corp. (b), 5.280%, 11/15/06                               2,944,941
 1,790,000   Hannover Funding Corp. (b), 5.270%, 11/02/06                                    1,789,738
 4,000,000   Hannover Funding Corp. (b), 5.270%, 11/09/06                                    3,995,316
                                                                                        --------------
                                                                                            43,674,452

Banking-Foreign-Netherlands - 7.9%
 2,921,000   Amstel Funding Corp. (b), 5.170%, 04/02/07                                      2,857,238
 4,000,000   Amsterdam Funding Corp. (b), 5.260%, 11/06/06                                   3,997,078
10,000,000   Amsterdam Funding Corp. (b), 5.250%, 11/01/06                                  10,000,000
 2,000,000   Atlantis One Funding Corp. (b), 5.260%, 02/21/07                                1,967,271
10,000,000   Atlantis One Funding Corp. (b), 5.260%, 11/09/06                                9,988,311
 8,000,000   Neptune Funding Corp. (b), 5.280%, 11/03/06                                     7,997,654
                                                                                        --------------
                                                                                            36,807,552

Banking-Foreign-UK - 4.2%
 9,500,000   Thames Asset Global Securities (b), 5.270%, 11/03/06                            9,497,223
 4,000,000   Thames Asset Global Securities (b), 5.260%, 11/07/06                            3,996,493
 6,000,000   Thames Asset Global Securities (b), 5.260%, 11/24/06                            5,979,837
                                                                                        --------------
                                                                                            19,473,553

Conglomerate - 6.3%
 8,258,000   Edison Asset Securitization LLC (b), 5.240%, 11/27/06                           8,226,748
 8,000,000   UBS Finance Delaware LLC 5.225%, 11/16/06                                       7,982,583
10,000,000   UBS Finance Delaware LLC 5.235%, 11/30/06                                       9,957,829
 2,934,000   Yum! Capital LLC (b), 5.300%, 11/09/06                                          2,930,544
                                                                                        --------------
                                                                                            29,097,704

Construction Machinery - 3.3%
 4,915,000   Dealers Capital Access 5.280%, 11/01/06                                         4,915,000
 1,000,000   Dealers Capital Access 5.290%, 12/22/06                                           992,506
   337,000   Dealers Capital Access 5.160%, 11/20/06                                           336,082
 5,443,000   Dealers Capital Access 5.290%, 12/01/06                                         5,419,006
 3,547,000   Dealers Capital Access 5.280%, 12/05/06                                         3,529,312
                                                                                        --------------
                                                                                            15,191,906

Finance - 11.7%
 8,000,000   Clipper Receivables Corp. 5.260%, 11/17/06                                      7,981,298
11,381,000   Clipper Receivables Corp. 5.260%, 11/10/06                                     11,366,034
 3,163,000   ING Funding LLC 5.220%, 02/20/07                                                3,112,091
 8,232,000   ING Funding LLC 5.240%, 12/06/06                                                8,190,001
 4,000,000   ING Funding LLC 5.235%, 12/15/06                                                3,974,407
 8,749,000   Int'l Lease Finance Corp. 5.240%, 11/03/06                                      8,746,453
 6,000,000   National Rural Utilities 5.240%, 12/04/06                                       5,971,180
 5,000,000   National Rural Utilities 5.250%, 11/08/06                                       4,994,896
                                                                                        --------------
                                                                                            54,336,360

Finance-Auto - 1.1%
 5,000,000   Daimlerchrysler Revolving Auto Conduit LLC 5.270%, 11/20/06                     4,986,093


Insurance - 8.0%
 7,000,000   Autobahn Funding Co. LLC (b), 5.290%, 11/15/06                                  6,985,599
 2,358,000   Autobahn Funding Co. LLC (b), 5.280%, 11/20/06                                  2,351,429
 4,000,000   Autobahn Funding Co. LLC (b), 5.300%, 11/22/06                                  3,987,633
 5,000,000   Autobahn Funding Co. LLC (b), 5.300%, 11/10/06                                  4,993,375
 1,708,000   Co-Operative Assoc. of Tractor Dealers-B 5.300%, 11/27/06                       1,701,463
 5,020,000   Co-Operative Assoc. of Tractor Dealers-B 5.280%, 12/08/06                       4,992,758
 3,000,000   Co-Operative Assoc. of Tractor Dealers-B 5.300%, 02/13/06                       2,954,067
 4,008,000   Co-Operative Assoc. of Tractor Dealers-B 5.290%, 11/07/06                       4,004,466
 5,000,000   Triple A One Funding Corp. (b), 5.260%, 11/17/06                                4,988,311
                                                                                        --------------
                                                                                            36,959,101

Retail - 2.5%
 4,925,000   7-Eleven, Inc. 5.210%, 11/21/06                                                 4,910,745
 6,918,000   Wal-Mart Stores, Inc. 5.200%, 12/07/06                                          6,882,026
                                                                                        --------------
                                                                                            11,792,771

                                                                                        --------------
TOTAL COMMERCIAL PAPER                                                                     439,326,394
  (COST $439,326,394)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 100.4%                                                                 465,600,367
  (COST $465,600,367)(a)

OTHER NET ASSETS LESS LIABILITIES - (0.4%)                                                  (1,913,268)

                                                                                        --------------
TOTAL NET ASSETS - 100%                                                                   $463,687,099

                                                                                        ==============



(a) Cost and value, for federal income tax purposes and financial reporting purposes, are the same.

(b) Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933 and is deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c)  Illiquid, non-negotiable securities.

*  Rate presented indicates the effective yield at time of purchase.

AMBASSADOR BROADMARKET PLUS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2006

The Fund had not yet commenced operations as of October 31, 2006 and, therefore, there is no Schedule of Investments to report as of such date.

MICHIGAN INVESTMENT TRUST, GOVERNMENT MONEY MARKET SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2006

The Fund had not yet commenced operations as of October 31, 2006 and, therefore, there is no Schedule of Investments to report as of such date.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
     (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Ambassador Funds
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By (Signature and Title)* /s/ Brian T. Jeffries
                         -------------------------------------------------------
                          Brian T. Jeffires, Principal Executive Officer

Date                      November 27, 2006
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(Registrant) Ambassador Funds
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By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 27, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  Brian T. Jeffries
                         -------------------------------------------------------
                          Brian T. Jeffries, Principal Executive Officer

Date                      November 27, 2006
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By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 27, 2006
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